DISPOSAL OF SUBSIDIARIES (Detail Textuals)	12 Months Ended
Dec. 31, 2017 CNY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total gain on disposal of subsidiaries	¥ 6,060,758
Disposal on financial position of Group
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received on disposal of subsidiaries	284,550,000
Total gain on disposal of subsidiaries	¥ 6,060,758